12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details
Share issue costs included in accounts payable and accrued liabilities	$ 0	$ 0	$ 74,550